Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues classified by the geographic areas [Line Items]
Percentage of Total revenue	100.00%	100.00%
Total	$ 28,154,803	$ 24,400,212
Singapore [Member]
Revenues classified by the geographic areas [Line Items]
Revenues	$ 10,528,665	$ 10,743,266
Percentage of Total revenue	37.00%	44.00%
Indonesia [Member]
Revenues classified by the geographic areas [Line Items]
Revenues	$ 17,626,138	$ 13,656,946
Percentage of Total revenue	63.00%	56.00%